Acquisitions and Dispositions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Acquisitions and Dispositions	Acquisitions and Dispositions
2020 Acquisition
On March 19, 2020, the Company acquired the remaining 22.5% ownership interest of KWT Global it did not already own for an aggregate purchase price of $2,118, comprised of a closing cash payment of $729 and contingent deferred acquisition payments with an estimated present value at the acquisition date of $1,389. The contingent deferred payments are based on the financial results of the underlying business from 2019 to 2020 with final payment due in 2021. As a result of the transaction, the Company reduced redeemable noncontrolling interests by $1,615. The difference between the purchase price and the redeemable noncontrolling interest of $503 was recorded in Common stock and other paid-in capital in the Unaudited Condensed Consolidated Balance Sheets.
2020 Disposition
On February 14, 2020, the Company sold substantially all the assets and certain liabilities of Sloane and Company LLC (“Sloane”), an indirectly wholly owned subsidiary of the Company, to an affiliate of The Stagwell Group LLC (“Stagwell”), for an aggregate purchase price of approximately $26,000, consisting of cash paid at closing plus contingent deferred payments expected to be paid over the next two years. The sale resulted in a gain of approximately $16,131, which is included in Other, net within the Unaudited Condensed Consolidated Statement of Operations. Sloane was included within Allison & Partners which is included within the All Other category.
2019 Acquisitions
On November 15, 2019, the Company acquired the remaining 35% ownership interest of Laird + Partners it did not already own for an aggregate purchase price of $2,389, comprised of a closing cash payment of $1,588 and contingent deferred acquisition payments with an estimated present value at the acquisition date of $801. The contingent deferred payments are based on the financial results of the underlying business from 2018 to 2020 with final payment due in 2021. As a result of the transaction, the Company reduced redeemable noncontrolling interests by $5,045. The difference between the purchase price and the redeemable noncontrolling interest of $2,656 was recorded in Common stock and other paid-in capital in the Unaudited Condensed Consolidated Balance Sheets.
Effective April 1, 2019, the Company acquired the remaining 35% ownership interest of HPR Partners LLC (Hunter) it did not already own for an aggregate purchase price of $10,234, comprised of a closing cash payment of $3,890 and additional contingent deferred acquisition payments with an estimated present value at the acquisition date of $6,344. The contingent deferred payments are based on the financial results of the underlying business from 2018 to 2020 with final payment due in 2021. As a result of the transaction, the Company reduced redeemable noncontrolling interests by $9,486. The difference between the purchase price and the redeemable noncontrolling interest of $745 was recorded in Common stock and other paid-in capital in the Unaudited Condensed Consolidated Balance Sheets.
2019 Disposition
On March 8, 2019, the Company consummated the sale of Kingsdale, an operating segment with operations in Toronto and New York City that provides shareholder advisory services. As consideration for the sale, the Company received cash plus the assumption of certain liabilities totaling approximately $50,000 in the aggregate. The sale resulted in a loss of approximately $3,000, which was included in Other, net within the Unaudited Condensed Consolidated Statement of Operations.
Deferred Acquisition Consideration
Deferred acquisition consideration on the balance sheet consists of deferred obligations related to contingent and fixed purchase price payments, and to a lesser extent, contingent and fixed retention payments tied to continued employment of specific personnel. Contingent deferred acquisition consideration is recorded at the acquisition date fair value and adjusted at each reporting period through operating income, for contingent purchase price payments, or net interest expense, for fixed purchase price payments. The Company accounts for retention payments through operating income as stock-based compensation over the required retention period.
The following table presents changes in contingent deferred acquisition consideration, which is measured at fair value on a recurring basis using significant unobservable inputs, and a reconciliation to the amounts reported on the balance sheets as of March 31, 2020 and December 31, 2019.

	March 31,	December 31,
	2020	2019
Beginning Balance of contingent payments	$74,671	$82,598
Payments	(1,125)	(30,719)
Redemption value adjustments (1)	(2,575)	15,450
Additions - acquisitions and step-up transactions	1,389	7,145
Other (2)	(185)	197
Ending Balance of contingent payments	$72,175	$74,671
Fixed payments	561	549
	$72,736	$75,220

(1) Redemption value adjustments are fair value changes from the Company’s initial estimates of deferred acquisition payments and stock-based compensation charges relating to acquisition payments that are tied to continued employment. Redemption value adjustments are recorded within cost of services sold and office and general expenses on the Unaudited Condensed Consolidated Statement of Operations.
(2) Other primarily consists of translation adjustments.
The following table presents the impact to the Company’s statement of operations due to the redemption value adjustments for the contingent deferred acquisition consideration:

	Three Months Ended March 31,
	2020	2019
Income attributable to fair value adjustments	$(4,600)	$(7,643)
Stock-based compensation	2,025	809
Redemption value adjustments	$(2,575)	$(6,834)

Acquisitions and Dispositions
2019 Acquisition
On November 15, 2019, the Company acquired the remaining 35% ownership interest of Laird + Partners it did not own for an aggregate purchase price of $2,389, comprised of a closing cash payment of $1,588 and contingent deferred acquisition payments with an estimated present value at the acquisition date of $801. The contingent deferred payments are based on the financial results of the underlying business from 2018 to 2020 with final payment due in 2021. As of the acquisition date, the fair value of the additional interest acquired was $6,005. The fair value was measured using a discounted cash flow model. As a result of the transaction, the Company reduced redeemable noncontrolling interests by $5,045. The difference between the purchase price and the redeemable noncontrolling interest of $2,656 was recorded in common stock and other paid-in capital in the Consolidated Balance Sheets.
Effective April 1, 2019, the Company acquired the remaining 35% ownership interest of HPR Partners LLC (Hunter) it did not own for an aggregate purchase price of $10,234, comprised of a closing cash payment of $3,890 and additional contingent deferred acquisition payments with an estimated present value at the acquisition date of $6,344. The contingent deferred payments are based on the financial results of the underlying business from 2018 to 2020 with final payment due in 2021. As of the acquisition date, the fair value of the additional interest acquired was $20,178. The fair value was measured using a discounted cash flow model. As a result of the transaction, the Company reduced redeemable noncontrolling interests by $9,486. The difference between the purchase price and the noncontrolling interest of $745 was recorded in common stock and other paid-in capital in the Consolidated Balance Sheets.
2019 Disposition
On March 8, 2019, the Company consummated the sale of Kingsdale, an operating segment with operations in Toronto and New York City that provides shareholder advisory services. As consideration for the sale, the Company received cash plus the assumption of certain liabilities totaling approximately $50 million in the aggregate. The sale resulted in a loss of approximately $3 million, which was included in Other, net within the Condensed Consolidated Statement of Operations.
Assets and Liabilities Held for Sale - Change in Plan to Sell
In the fourth quarter of 2018, the Company initiated a process to sell its ownership interest in a foreign office within the Integrated Networks - Group B reportable segment. The assets and liabilities of the entity were classified as Assets and Liabilities held for sale, at their fair value less cost to sell, within the Consolidated Balance Sheet as of December 31, 2018. In the second quarter of 2019, following the appointment of Mark Penn as CEO, management changed its strategy and plan to sell the foreign office. In the second quarter of 2019, in connection with management’s decision, the amounts classified within assets and liabilities held for sale were reclassified into the respective line items within the Consolidated Balance Sheets.
2018 Acquisitions
In 2018, the Company entered into various transactions in connection with certain of its majority-owned entities. These transactions were for an aggregate purchase price of $56,463, resulting in an increase in contingent deferred consideration liabilities as of the acquisition dates of $16,174, reduced redeemable noncontrolling interests of $9,790, a net increase in noncontrolling interests equity of $15,411, increased additional paid-in capital of $4,975, and the issuance of 1,011,561 shares of the Company’s Class A subordinate voting stock.Deferred Acquisition Consideration
Deferred acquisition consideration on the balance sheet consists of deferred obligations related to contingent and fixed purchase price payments, and to a lesser extent, contingent and fixed retention payments tied to continued employment of specific personnel. Contingent deferred acquisition consideration is recorded at the acquisition date fair value and adjusted at each reporting period through operating income, for contingent purchase price payments, or net interest expense, for fixed purchase price payments. The Company accounts for retention payments through operating income as stock-based compensation over the required retention period.
The following table presents changes in contingent deferred acquisition consideration, which is measured at fair value on a recurring basis using significant unobservable inputs, and a reconciliation to the amounts reported on the balance sheets as of December 31, 2019 and December 31, 2018.

	December 31,
	2019	2018
Beginning balance of contingent payments	$82,598	$119,086
Payments	(30,719)	(54,947)
Redemption value adjustments (1)	15,450	3,512
Additions - acquisitions and step-up transactions	7,145	14,943
Other (2)	197	4
Ending balance of contingent payments	$74,671	$82,598
Fixed payments	549	1,097
	$75,220	$83,695
(1) Redemption value adjustments are fair value changes from the Company’s initial estimates of deferred acquisition payments and stock-based compensation charges relating to acquisition payments that are tied to continued employment. Redemption value adjustments are recorded within cost of services sold and office and general expenses on the Consolidated Statements of Operations.
(2) Other primarily consists of translation adjustments.
The following table presents the impact to the Company’s statement of operations due to the redemption value adjustments for the contingent deferred acquisition consideration for the twelve months ended December 31, 2019 and 2018:

	2019	2018
(Income) loss attributable to fair value adjustments	$5,402	$(3,679)
Stock-based compensation	10,048	7,191
Redemption value adjustments	$15,450	$3,512